ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2017	2018

Accounts receivable	$8,828	$5,219
Allowance of doubtful accounts	(2,730)	(2,635)

Accounts receivable, net	$6,098	$2,584

Accounts receivable mainly represent amounts earned under advertising contracts and IVAS business at the respective balance sheet dates. These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2016	2017	2018

Balance at beginning of year	$2,942	$2,640	$2,730
Charge to (income) expenses	(112)	130	52
Exchange difference	(190)	(40)	(147)

Balance at end of year	$2,640	$2,730	$2,635